Other reserves, derivative warrant liabilities, and earnouts liabilities - Other reserves (Details) - USD ($)			12 Months Ended
	Feb. 10, 2025	Nov. 20, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 19, 2024	Jan. 31, 2023	Mar. 31, 2022
Other reserves, derivative warrant liabilities, and earnouts liabilities
Proceeds from issuance of equity instruments			$ 2,000,000	$ 1,886,000
Number of warrants issued								17,433,333
Exercise price of warrant								$ 11.5
Par value per share	$ 0.0025					$ 0.0025
Amount of warrants determined			$ 351,073
Proceeds from issuance of share capital				2,564,000	$ 789,462
Pre-funded warrants
Other reserves, derivative warrant liabilities, and earnouts liabilities
Proceeds from issuance of equity instruments	$ 2,000,000	$ 1,636,000
Number of warrants issued	417,536	341,545
Exercise price of warrant	$ 4.79					$ 4.79
Number of shares that each warrant entitles	1					1
Par value per share	$ 0.0025					$ 0.0025
Proceeds from issuance of share capital				$ 250,000
Private Warrants
Other reserves, derivative warrant liabilities, and earnouts liabilities
Number of warrants issued							237,333	5,933,333
Exercise price of warrant			$ 4.79				$ 287.5